Contingent Liabilities, Commitments, and Other Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Detailed Information About Other Financial Obligations
Other financial obligations as of December 31, 2021 are as follows:

December 31, 2021
in € thousand	up to 1 year	1 to 5 years	>5 years	Total
Incidental rental costs	161	641	373	1,176
Software and licenses	924	1,876	0	2,800
Other	256	6	0	263
Total	1,342	2,523	373	4,239

Summary of Detailed Information About Financial Obligations From Outstanding Purchase Order
In addition, there are financial obligations from outstanding purchase orders for intangible assets and Property, plant and equipment in the following amounts:

€ thousand	December 31, 2021
Intangible assets	41
Property, plant and equipment	2,736
Total	2,777